Investments - Available for Sale Investments (Details) $ in Thousands	Sep. 30, 2019 USD ($) security	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Available for sale investments
Number of unrealized loss positions | security	39	173	125
Available for sale investments
Amortized Cost	$ 216,623	$ 122,949	$ 102,301
Gross Unrealized Gains	7,418	536
Gross Unrealized Losses	(55)	(1,265)
Fair Value	223,986	122,220	101,913
Amortized Cost	21,213	27,188	19,569
Equity securities at fair value	22,326	25,171	23,586
Amortized Cost			121,870
Gross Unrealized Gains			4,330
Gross Unrealized Losses			(701)
Marketable Securities			125,499
Fixed maturity securities
Available for sale investments
Amortized Cost			102,301
Gross Unrealized Gains			204
Gross Unrealized Losses			(592)
Fair Value			101,913
U.S. Governments
Available for sale investments
Amortized Cost	13,085	15,299	13,393
Gross Unrealized Gains	461	96
Gross Unrealized Losses	(7)	(126)	(108)
Fair Value	13,539	15,269	13,285
States, territories, and possession
Available for sale investments
Amortized Cost	2,300	1,227	3,188
Gross Unrealized Gains	169		10
Gross Unrealized Losses		(6)	(1)
Fair Value	2,469	1,221	3,197
Political subdivisions
Available for sale investments
Amortized Cost	1,922	825	4,118
Gross Unrealized Gains	33
Gross Unrealized Losses		(10)	(51)
Fair Value	1,955	815	4,067
Special revenue excluding mortgage/asset-backed securities
Available for sale investments
Amortized Cost	17,762	12,429	24,039
Gross Unrealized Gains	614	115	42
Gross Unrealized Losses	(3)	(91)	(167)
Fair Value	18,373	12,453	23,914
Industrial and miscellaneous
Available for sale investments
Amortized Cost	123,835	65,885	44,582
Gross Unrealized Gains	5,051	192	150
Gross Unrealized Losses	(31)	(951)	(201)
Fair Value	128,855	65,126	44,531
Mortgage/asset-backed securities
Available for sale investments
Amortized Cost	57,719	27,284	12,981
Gross Unrealized Gains	1,090	133	2
Gross Unrealized Losses	(14)	(81)	(64)
Fair Value	$ 58,795	$ 27,336	$ 12,919
Equity securities
Available for sale investments
Number of unrealized loss positions | security			16
Available for sale investments
Amortized Cost			$ 19,569
Gross Unrealized Gains			4,126
Gross Unrealized Losses			(109)
Equity securities at fair value			$ 23,586